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                         VARIABLE ANNUITY ACCOUNT SEVEN

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
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              SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 29, 1999

The following material complete replaces Appendix B of the prospectus located at Page B-1.

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                     APPENDIX B -- MARKET VALUE ADJUSTMENT
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The market value adjustment reflects the impact that changing interest rate have on the value of money invested at a fixed interest rate. The longer the period of time remaining in the term you initially agreed to leave your money in the fixed investment option, the greater the impact of changing interest rates. The impact of the market value adjustment can be either positive or negative, and is computed by multiplying the amount withdrawn, transferred, or annuitized by the following formula:

                                          (N-T)/12
                        [(1+I/(1+J+0.005)]         - 1

  where:

        I = The Guarantee Period interest rate in effect for the Guarantee Period on the Certificate

        J = The Current Interest Rate available for the same Guarantee Period

        n = The original term in number of full months rounded up to the nearest integer for the Guarantee Period to the end of the Calendar Year

        t = Time expired in months rounded up to the nearest integer for the Guarantee Period to the end of the Calendar Year

        (n-t) = The number of full months remaining in the Guarantee Period to the end of the Calendar Year.

The market value adjustment is applied only if the absolute difference between the Guarantee Period Interest Rate in effect for the Guarantee Period and the Current Interest Rate for a new Purchase Payment is greater than 0.50%. Additionally, if the market value adjustment is negative, it may not reduce the Certificate Value below the sum of Purchase payments made less withdrawals, accumulated at an effective annual rate of 3% from the date of receipt or withdrawal to the date of surrender. If the market value adjustment is positive, the amount added to the Certificate Value may not exceed the amount that if negative, could be deducted.

EXAMPLES OF THE MARKET VALUE ADJUSTMENT

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 on October 1, 1998 and allocated it to the 5-Year Fixed MVA account option. Thus, the original term, in number of full months, for the Guarantee Period is 63 months (n=63).

     (2) The Guarantee Period Interest rate for the Guarantee Period is 6.00% (I=0.0600). Therefore, the Certificate Value on the date of withdrawal is $10,884.66 (assumes 531 days of interest).

     (3) You make a partial withdrawal of $5,000 on March 15, 2000, after the funds have been in the 5-Year Fixed MVA account option for 17 1/2 months. (t=18).

     (4) You have not made any transfers, additional Purchase Payments, or withdrawals with respect to the 5-Year Fixed MVA account.

The sum of purchase payments, less withdrawals, accumulated at an annual effective rate of 3.00% from the date of deposit or withdrawal to the date of surrender defines the minimum remaining Certificate Value after the application of a negative market value adjustment and is calculated as follows ($10,439.40 assumes 531 days of interest at an annual effective rate of 3.00%):

                          10,439.40-5,000.00=$5,439.40

Therefore, if the market value adjustment is negative, the maximum amount by which the Certificate Value can be reduced is the Certificate Value prior to the application of the market value adjustment less the minimum remaining Certificate Value. Similarly, if the market value adjustment is positive, the maximum amount by which the Certificate Value is increased, is the Certificate Value prior to the application of the market value adjustment less the minimum remaining Certificate Value. In the examples that follow, the maximum market value adjustment, either positive or negative, is:

                           5,884.66-5,439.40=$445.26

The market value adjustment is not applied to amounts withdrawn to pay fees or charges.

                                       B-1
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NEGATIVE ADJUSTMENT

Assume that on the date of withdrawal, the Current Interest Rate for the same Guarantee Period is 6.75% (J=0.0675). Because the absolute difference between the Guarantee Period Interest Rate (6.00%) and the Current Interest Rate (6.75%) is greater than 0.50%, the market value adjustment is applicable.

The market value adjustment                                (n-t)/12
   factor equals:                    = [(1+I)/(1+J+0.0050)]         - 1
                                                               (63-18)/12
                                     = [(1.06)/(1.0675+0.0050)]           - 1
                                                        45/12
                                     = [(1.06)/(1.0725)]      - 1
                                                 3.75
                                     = (0.988345)     - 1
                                     = 0.95699 - 1
                                     = -(0.043011)

The requested withdrawal amount is multiplied by the market value adjustment factor to determine the market value adjustment:

                                     -0.043011x5,000.00 = -215.05

Because the market value adjustment, in absolute value, is less than the maximum market value adjustment ($445.26), the full market value adjustment is assessed. The remaining Certificate Value is further reduced by withdrawal charges applied only to the requested withdrawal amount of $5,000.00. The withdrawal charge is not applied to the market value adjustment.

POSITIVE ADJUSTMENT

Assume that on the date of withdrawal, the Current Interest Rate for the same Guarantee Period is 5.25% (J = 0.0525). Because the absolute difference between the Guarantee Period Interest Rate (6.00%) and the Current Interest Rate (5.25%) is greater than 0.50%, the market value adjustment is applicable.

The market value adjustment                                (n-t)/12
   factor equals:                    = [(1+I)/(1+J+0.0050)]         - 1
                                                               (63-18)/12
                                     = [(1.06)/(1.0525+0.0050)]           - 1
                                                        45/12
                                     = [(1.06)/(1.0575)]      - 1
                                                 3.75
                                     = (1.002364)     - 1
                                     = (1.008894)-1
                                     = (0.008894)

The requested withdrawal amount is multiplied by the market value adjustment factor to determine the market value adjustment:

                                        0.008894x5,000.00=44.47

Because the market value adjustment, in absolute value, is less than the maximum market value adjustment ($445.26), the full market value adjustment is assessed. The remaining Certificate Value is further reduced by withdrawal charges applied only to the requested withdrawal amount of $5,000.00. The withdrawal charge is not applied to the market value adjustment.

Dated September 16, 1999

                Please keep this supplement with your prospectus

                                       B-2